Other assets - Summary of Other Assets (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other assets.
Advances given for property, plant and equipment	₺ 5,579,973	₺ 4,876,960
Deposits and guarantees given	781,399	865,074
Prepaid expenses	269,916	538,810
VAT receivable	378,752	115,525
Others	207,638	220
Other non-current assets	7,217,678	6,396,589
VAT receivable	1,708,430	1,776,387
Prepaid expenses	2,155,974	1,545,878
Prepaid taxes	207,005	567,554
Restricted cash	736,054	1,133,069
Receivables from the Ministry of Transport and Infrastructure of Turkiye		109,576
Advances given to suppliers	214,192	144,715
Receivables from tax office	280,645	168,796
Others	804,695	149,818
Other current assets	6,106,995	₺ 5,595,793
Amount of deferred receivables	₺ 677,553